Lease Receivables (Lease Receivables Included in Other Current Assets and Other Assets in Accompanying Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Leases [Abstract]
Total minimum lease payments receivable	¥ 35,891	¥ 33,636
Unguaranteed residual values	877	1,642
Unearned income	(3,712)	(2,627)
Executory costs	(14)	(11)
Capital Leases, Net Investment in Sales Type Leases Gross, Total	33,042	32,640
Less, allowance for doubtful receivables	(107)	(203)	¥ (283)	¥ (238)
Capital Leases, Net Investment in Sales Type Leases, Total	32,935	32,437
Less, portion due within one year	(11,421)	(11,721)
Total	¥ 21,514	¥ 20,716